Financial instruments - Schedule of Financial Instruments, Effect of the Master Netting Agreement (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivative Instrument Detail [Abstract]
Derivative assets, Gross amounts of recognized assets and liabilities	$ 33,632	$ 37,677
Derivative liabilities, Gross amounts of recognized assets and liabilities	338,146	395,443
Net asset (liability)	(304,514)	(357,766)
Derivative assets, Amounts subject to master netting agreement	21,964	26,625
Derivative liabilities, Amounts subject to master netting agreement	21,964	26,625
Derivative assets, Net amount	11,668	11,052
Derivative liabilities, Net amount	316,182	368,818
Net asset (liability)	$ (304,514)	$ (357,766)